Long-term Investment (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Yangxun Computer Technology USD ($)	Dec. 31, 2012 Yangxun Computer Technology CNY	Dec. 31, 2012 Beijing Innovation Works Development Fund USD ($)	Dec. 31, 2012 Beijing Innovation Works Development Fund CNY	Dec. 31, 2011 Beijing Innovation Works Development Fund CNY	Dec. 31, 2012 Beijing Dijiang Network Technology Co Ltd USD ($)	Dec. 31, 2012 Beijing Dijiang Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Ruichuang Network Technology Co Ltd CNY		Nov. 18, 2010 Shanghai Ruichuang Network Technology Co Ltd CNY
Schedule of Investments [Line Items]
Long-term investment	$ 7,757,757	48,331,600	29,495,239	$ 4,387,024	27,331,600	$ 2,889,200	18,000,000	9,000,000	$ 481,533	3,000,000	20,495,239	[1]	20,495,239

[1]	On November 18, 2010, the Company purchased 3% of Shanghai Ruichuang Network Technology Co., Ltd's ("Shanghai Ruichuang") ordinary shares for a total consideration of RMB20,495,239, which was accounted for as a cost method investment as prescribed by ASC 323-10. There was no impairment indicators present associated with this investment as at December 31, 2011. This investment was subsequently sold back to Shanghai Ruichuang in February 2012 with proceeds of RMB20,805,359 (US$3,339,490) and a gain of RMB310,120 (US$49,778) was recognized and recorded in "Investment income" in the consolidated statements of operations and comprehensive income